Note 8 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Expense (Benefit), Total	$ (12,776,000)	$ (1,315,000)
Discontinued Operation, Tax Effect of Discontinued Operation, Total	$ 13,500,000	$ (5,900,000)
Effective Income Tax Rate Reconciliation, Percent, Total	25.90%	(15.10%)
Effective Income Tax Rate Continuing Operations Change	41.00%
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Percent		42.10%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	31.50%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ (3,300,000)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total	$ 2,417,000	5,576,000
Deferred Tax Liabilities, Net, Noncurrent	5,600,000
Tax Credit Carryforward, Valuation Allowance	4,000,000
Unrecognized Tax Benefits, Period Increase (Decrease), Total	100,000	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	$ 100,000
Effective Income Tax Rate Reconciliation, Lapses of Applicable Statute of Limitations, Amount	500,000
Decrease to Deferred Tax Liability, Resulting from Lapse of Applicable Statute of Limitations	400,000
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount	1,500,000
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	1,500,000
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 2,200,000